Commitments and contingencies - Yanacocha - Tax Dispute related to the amortization of the contractual rights (Details)		1 Months Ended		12 Months Ended
	Jan. 18, 2019 Vote	Dec. 31, 2003	Dec. 31, 2002	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 PEN (S/)	Dec. 31, 2020 USD ($)
Disclosure of Commitments and contingencies [Line Items]
Withholding tax rate		12.00%	30.00%
Withholding tax, Old Tax Rate				12.00%
Contingent liability						S/ 43,462,000	$ 11,993,000
Minera Yanacocha S.R.L
Disclosure of Commitments and contingencies [Line Items]
Withholding tax rate		12.00%
Withholding tax, New Tax Rate				30.00%
Payment to acquire contractual positions in mining concession agreements				$ 29,000,000
Number of votes cast against | Vote	3
Number of votes in favorable | Vote	2
Minimum number of votes required for winning the case | Vote	4
Contingent liability					$ 8,000,000
Interest payable					16,800,000
Penalty payable					4,000,000
Potential liability in the form of fines and interest					61,000,000
Amount related to workers participation				$ 2,100,000
Minera Yanacocha SRL and subsidiary [Member]
Disclosure of Commitments and contingencies [Line Items]
Payment to acquire contractual positions in mining concession agreements					$ 29,000,000